Average Annual Total Returns (Vanguard Short-Term Inflation-Protected Securities Index Fund Retail)	Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares 10/1/2013 - 9/30/2014	Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares 10/1/2013 - 9/30/2014	Return After Taxes on Distributions Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares 10/1/2013 - 9/30/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Short-Term Inflation-Protected Securities
Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
10/1/2013 - 9/30/2014
					Barclays U.S. TIPS 0-5 Year Index Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares 10/1/2013 - 9/30/2014	Barclays U.S. TIPS 0-5 Year Index Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.18%)	(1.29%)	(1.53%)	(0.67%)	(1.13%)	(1.13%)
Since Inception	(1.01%)	(1.11%)	(1.19%)	(0.85%)	(1.14%)	(1.14%)